Summary of Significant Accounting Policies (Details)					1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	May 12, 2025 USD ($) shares	May 12, 2025 shares	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Sep. 30, 2024 shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of operating segment										1		1
Number of reportable segment										1		1
Other receivables						$ 302,500				$ 302,500		$ 302,500	$ 187,500
Percentage of additional trust funding requirement												50.00%
Depreciation expense						47,576			$ 51,724	142,729	$ 177,234	$ 224,616	311,308
Patents useful life												5 years
Net unissued patents						1,176,093				1,176,093		$ 1,110,815	1,103,792
Issued patents						828,678				828,678			748,857
Amortization expense						$ 20,882			$ 64,130	49,778	121,571	125,893	$ 240,066
Future amortization expense										$ 83,528		$ 83,528
Common stock initially reserved for issuance (in Shares) | shares						190,000				190,000		190,000
Stocks of common stock (in Shares) | shares						190,000				190,000		190,000
Percentage of common stock outstanding										5.00%		5.00%
Uncertain tax position												$ 200,000
Federal depository insurance coverage						$ 250,000				$ 250,000		$ 250,000
Common stock outstanding (in Shares) | shares						2,874,326				2,874,326		2,633,956	1,396,000
Converted share of common stock (in Shares) | shares			2,707	2,707	2,707							70,000
Reverse stock split										$ 13,311
Company paid cash							$ 460
Chief operating decision maker										Chief Executive Officer
CODM description										Chief Executive Officer is its Chief Operating Decision Maker (the “CODM”). Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance.
Reverse stock split	1-for-50	1-for-50
Common stock issued (in Shares) | shares						2,874,326				2,874,326		2,633,956	1,396,000
Reclassification of common stock								$ 13,311
Paid cash							$ 460
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents useful life						20 years				20 years		20 years
Net unissued patents												$ 1,110,815
Issued patents												862,014	$ 38,000
Global Graphene Group [Member]
Summary of Significant Accounting Policies [Line Items]
Other receivables												$ 302,500
Transaction costs														$ 302,500
Reverse Stock Split [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock outstanding (in Shares) | shares	50	50
Converted share of common stock (in Shares) | shares	1
Reverse stock split	$ 13,311
Common stock issued (in Shares) | shares	50	50